Virtus Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Communication Services—13.7%
Alphabet, Inc. Class A(1)	2,207	$4,552
Alphabet, Inc. Class C(1)	2,280	4,717
Comcast Corp. Class A	23,613	1,278
Facebook, Inc. Class A(1)	17,618	5,189
Snap, Inc. Class A(1)	9,656	505
Walt Disney Co. (The)(1)	4,148	765
		17,006

Consumer Discretionary—15.1%
Amazon.com, Inc.(1)	3,218	9,957
Booking Holdings, Inc.(1)	568	1,323
Chipotle Mexican Grill, Inc.(1)	671	953
DraftKings, Inc. Class A(1)	6,481	398
Las Vegas Sands Corp.(1)	20,811	1,264
O’Reilly Automotive, Inc.(1)	3,776	1,915
Royal Caribbean Cruises Ltd.	12,857	1,101
TJX Cos., Inc. (The)	28,582	1,891
		18,802

Consumer Staples—3.9%
Colgate-Palmolive Co.	7,051	556
Costco Wholesale Corp.	6,544	2,306
Estee Lauder Cos., Inc. (The) Class A	6,890	2,004
		4,866

Financials—1.5%
American Express Co.	7,888	1,116
Goldman Sachs Group, Inc. (The)	2,061	674
		1,790

Health Care—12.2%
Bristol-Myers Squibb Co.	17,086	1,079
Dexcom, Inc.(1)	3,187	1,145
Edwards Lifesciences Corp.(1)	17,635	1,475
Eli Lilly and Co.	10,571	1,975
Exact Sciences Corp.(1)	8,686	1,145
	Shares	Value

Health Care—continued
Insulet Corp.(1)	1,931	$504
Intuitive Surgical, Inc.(1)	1,574	1,163
Mettler-Toledo International, Inc.(1)	1,144	1,322
Teladoc Health, Inc.(1)	4,941	898
Thermo Fisher Scientific, Inc.	1,669	762
UnitedHealth Group, Inc.	7,357	2,737
Vertex Pharmaceuticals, Inc.(1)	4,408	947
		15,152

Industrials—6.1%
Boeing Co. (The)	9,415	2,398
Deere & Co.	4,846	1,813
Emerson Electric Co.	7,701	695
Fair Isaac Corp.(1)	1,297	630
Honeywell International, Inc.	2,241	487
IHS Markit Ltd.	10,536	1,020
Roper Technologies, Inc.	1,387	559
		7,602

Information Technology—43.8%
Apple, Inc.	98,552	12,038
Applied Materials, Inc.	16,821	2,247
Autodesk, Inc.(1)	6,768	1,876
Avalara, Inc.(1)	5,712	762
DocuSign, Inc.(1)	2,771	561
Five9, Inc.(1)	4,425	692
Mastercard, Inc. Class A	7,918	2,819
Microsoft Corp.	54,585	12,870
NVIDIA Corp.	6,860	3,663
Paycom Software, Inc.(1)	2,206	816
PayPal Holdings, Inc.(1)	11,652	2,830
QUALCOMM, Inc.	18,287	2,425
salesforce.com, Inc.(1)	7,475	1,584
Splunk, Inc.(1)	4,237	574
Twilio, Inc. Class A(1)	3,734	1,272
Universal Display Corp.	3,772	893
Visa, Inc. Class A	22,644	4,794
Workday, Inc. Class A(1)	6,659	1,654
		54,370

	Shares	Value

Materials—0.9%
Air Products and Chemicals, Inc.	2,138	$602
Vulcan Materials Co.	3,248	548
		1,150

Real Estate—0.9%
Equinix, Inc.	1,584	1,076
Total Common Stocks (Identified Cost $47,161)		121,814

Total Long-Term Investments—98.1% (Identified Cost $47,161)		121,814

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	8,787	9
Total Short-Term Investment (Identified Cost $9)		9

TOTAL INVESTMENTS—98.1% (Identified Cost $47,170)		$121,823
Other assets and liabilities, net—1.9%		2,412
NET ASSETS—100.0%		$124,235

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$121,814	$121,814
Money Market Mutual Fund	9	9
Total Investments	$121,823	$121,823
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Schedule of Investments

VIRTUS SILVANT LARGE-CAP GROWTH STOCK FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
2